Goodwill and Other Intangible Assets (Tables)	12 Months Ended
Mar. 31, 2017
Changes in Goodwill by Reportable Segment

Changes in goodwill by reportable segment for fiscal 2015, 2016 and 2017 are as follows:

	Millions of yen
	Corporate Financial Services	Maintenance Leasing	Real Estate	Investment and Operation	Retail	Overseas Business	Total
Balance at March 31, 2014
Goodwill	¥1,304	¥282	¥19,300	¥26,250	¥15,424	¥273,643	¥336,203
Accumulated impairment losses	(257)	0	0	(39)	0	0	(296)

	1,047	282	19,300	26,211	15,424	273,643	335,907
Acquired	53,741	0	0	17,967	0	12,043	83,751
Impairment	(550)	0	(8,708)	0	0	(587)	(9,845)
Other (net)*	0	0	(97)	(376)	0	(36,725)	(37,198)

Balance at March 31, 2015
Goodwill	55,045	282	19,203	43,841	15,424	248,961	382,756
Accumulated impairment losses	(807)	0	(8,708)	(39)	0	(587)	(10,141)

	54,238	282	10,495	43,802	15,424	248,374	372,615
Acquired	1,158	0	0	29,365	0	3,796	34,319
Impairment	(30)	0	0	0	0	0	(30)
Other (net)*	0	0	0	(6,260)	0	(68,491)	(74,751)

Balance at March 31, 2016
Goodwill	56,203	282	19,203	66,946	15,424	184,266	342,324
Accumulated impairment losses	(837)	0	(8,708)	(39)	0	(587)	(10,171)

	55,366	282	10,495	66,907	15,424	183,679	332,153
Acquired	0	0	0	26,316	0	7,054	33,370
Impairment	0	0	0	0	0	(2,785)	(2,785)
Other (net)*	0	0	(31)	(11,342)	0	(10,187)	(21,560)

Balance at March 31, 2017
Goodwill	56,203	282	19,172	81,920	15,424	181,133	354,134
Accumulated impairment losses	(837)	0	(8,708)	(39)	0	(3,372)	(12,956)

	¥55,366	¥282	¥10,464	¥81,881	¥15,424	¥177,761	¥341,178

*	Other includes foreign currency translation adjustments, decreases due to sale of ownership interest in subsidiaries and certain other reclassifications. In the Overseas Business segment, there was a decrease of ¥39,694 million during fiscal 2015 due to the partial sale of shares of STX Energy, which as a result of the sale changed from a consolidated subsidiary to an equity method affiliate. In the Overseas Business segment, there was a decrease of ¥57,153 million during fiscal 2016 due to the partial sale of shares of Houlihan Lokey, which as a result of the sale changed from a consolidated subsidiary to an equity method affiliate.

Other Intangible Assets

Other intangible assets at March 31, 2016 and 2017 consist of the following:

	Millions of yen
	2016	2017
Intangible assets that have indefinite useful lives:
Trade names	¥75,860	¥74,489
Asset management contracts	150,686	141,352
Others	3,906	6,395

	230,452	222,236

Intangible assets subject to amortization:
Software	94,898	89,714
Customer relationships	125,081	117,716
Others	32,388	73,866

	252,367	281,296
Accumulated amortization	(96,485)	(107,481)

Net	155,882	173,815

	¥386,334	¥396,051